UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23025

TCW Alternative Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

Patrick W. Dennis

TCW Alternative Funds

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TCW | Gargoyle Hedged Value Fund
Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Consumer Discretionary (14.9%)
9,004	AMC Networks, Inc., Class A (1)	$498,461
57,380	Ford Motor Co. (2)	726,431
20,100	General Motors Co. (2)	633,954
16,900	Goodyear Tire & Rubber Co. (The) (2)	484,523
19,200	Michael Kors Holdings, Ltd. (1)	993,024
6,900	PVH Corp.	697,314
64,895	Staples, Inc.	602,875
18,300	Tenneco, Inc. (1)	1,034,316
11,230	Time Warner, Inc.	860,780
17,200	Viacom, Inc., Class B	782,084

	Total Consumer Discretionary	7,313,762

	Consumer Staples (2.8%)
10,700	Cal-Maine Foods, Inc. (2)	448,330
39,580	Pilgrim’s Pride Corp.	920,235

	Total Consumer Staples	1,368,565

	Energy (10.6%)
22,923	Antero Resources Corp. (1)	600,353
10,300	CONSOL Energy, Inc.	199,614
22,000	EnLink Midstream LLC	339,460
5,500	FMC Technologies, Inc. (1)	139,590
22,600	National Oilwell Varco, Inc.	731,110
14,500	Oceaneering International, Inc. (2)	404,260
12,400	Targa Resources Corp.	462,024
8,312	Tesoro Corp.	632,959
30,400	Transocean, Ltd. (2)	334,096
12,321	Valero Energy Corp.	644,142
42,000	Weatherford International PLC (1) (2)	238,560
23,530	Western Refining, Inc.	490,601

	Total Energy	5,216,769

	Financials (11.2%)
25,600	Assured Guaranty, Ltd.	685,824
19,800	CIT Group, Inc. (2)	684,288
1,300	Everest RE Group, Ltd.	245,713
20,138	Hartford Financial Services Group, Inc. (The) (2)	802,499
4,600	Legg Mason, Inc.	157,044
32,228	Leucadia National Corp. (2)	588,483
72,582	MGIC Investment Corp. (1)	521,865
38,000	Old Republic International Corp.	736,440
1,800	Prudential Financial, Inc.	135,522
62,400	Radian Group, Inc.	804,960

See accompanying notes to schedule of investments.

TCW | Gargoyle Hedged Value Fund
Schedule of Investments (Unaudited) (Continued)	July 31, 2016

Number of Shares	Common Stock	Value
	Financials (Continued)
5,400	Voya Financial, Inc.	$138,402

	Total Financials	5,501,040

	Health Care (17.1%)
2,400	AbbVie, Inc.	158,952
2,800	Allergan PLC (1) (2)	708,260
19,310	Allscripts Healthcare Solutions, Inc. (1)	272,657
1,500	Amgen, Inc.	258,045
22,900	Baxter International, Inc. (2)	1,099,658
2,193	Biogen, Inc. (1)	635,816
23,502	Community Health Systems, Inc. (1)	300,121
19,965	Endo International PLC (1)	346,592
8,900	Gilead Sciences, Inc. (2)	707,283
37,800	Horizon Pharma PLC (1)	729,162
11,300	Mallinckrodt PLC (1) (2)	760,942
7,100	Merck & Co., Inc.	416,486
20,387	Myriad Genetics, Inc. (1)	631,589
5,061	Perrigo Co. PLC (2)	462,525
6,270	United Therapeutics Corp. (1)	758,733
6,700	Valeant Pharmaceuticals International, Inc. (1)	149,410

	Total Health Care	8,396,231

	Industrials (15.3%)
20,900	Avis Budget Group, Inc. (1) (2)	767,657
26,400	Colfax Corp. (1) (2)	775,104
2,817	Huntington Ingalls Industries, Inc. (2)	486,158
10,682	ManpowerGroup, Inc. (2)	741,331
18,548	Owens Corning (2)	981,375
14,575	Spirit AeroSystems Holdings, Inc., Class A (1)	632,263
32,900	Trinity Industries, Inc.	763,609
15,200	United Continental Holdings, Inc. (1)	712,728
12,300	United Rentals, Inc. (1)	979,941
25,178	USG Corp. (1)	709,012

	Total Industrials	7,549,178

	Information Technology (19.6%)
82,030	Brocade Communications Systems, Inc. (2)	762,879
30,000	eBay, Inc. (1) (2)	934,800
13,273	First Solar, Inc. (1) (2)	619,584
77,931	Flextronics International, Ltd. (1) (2)	987,386
56,150	HP, Inc.	786,661
13,890	IAC/InterActiveCorp (2)	805,064
3,000	International Business Machines Corp.	481,860

See accompanying notes to schedule of investments.

TCW | Gargoyle Hedged Value Fund
Schedule of Investments (Unaudited) (Continued)	July 31, 2016

Number of Shares	Common Stock	Value
	Information Technology (Continued)
42,119	Micron Technology, Inc. (1)	$578,715
73,700	ON Semiconductor Corp. (1) (2)	739,211
32,000	Rackspace Hosting, Inc. (1) (2)	749,760
3,604	Sohu.com, Inc. (1)	139,403
4,633	Vishay Intertechnology, Inc.	61,758
14,600	VMware, Inc., Class A (1) (2)	1,065,508
7,300	Western Digital Corp.	346,823
10,710	Zebra Technologies Corp., Class A (1)	567,737

	Total Information Technology	9,627,149

	Materials (5.7%)
9,200	LyondellBasell Industries NV, Class A (2)	692,392
21,100	Mosaic Co. (The)	569,700
13,700	Reliance Steel & Aluminum Co.	1,074,628
10,000	Westlake Chemical Corp.	457,400

	Total Materials	2,794,120

	Telecommunication Services (6.8%)
30,510	CenturyLink, Inc. (2)	959,234
11,068	Level 3 Communications, Inc. (1)	560,041
20,826	Telephone & Data Systems, Inc.	655,811
18,402	United States Cellular Corp. (1)	744,361
7,500	Verizon Communications, Inc.	415,575

	Total Telecommunication Services	3,335,022

	Total Common Stock (Cost: $50,733,407) (104.0%)	51,101,836

	Total Investments (Cost: $50,733,407) (104.0%)	51,101,836

	Liabilities in Excess of Other Assets (-4.0%)	(1,949,294)

	Net Assets (100.0%)	$49,152,542

See accompanying notes to schedule of investments.

TCW | Gargoyle Hedged Value Fund
Schedule of Investments (Unaudited) (Continued)	July 31, 2016

Written Options - Exchange Traded

Number of Contracts	Description	Premiums (Received)	Value
2	NASDAQ Euro Index Call, Strike Price $4,325, Expires 08/19/16	$(14,477)	$(81,600)
25	Russell 2000 Index Call, Strike Price $1,100, Expires 08/19/16	(77,711)	(312,675)
62	Russell 2000 Index Call, Strike Price $1,110, Expires 08/19/16	(171,264)	(707,916)
20	Russell 2000 Index Call, Strike Price $1,120, Expires 08/19/16	(49,169)	(210,780)
23	Russell 2000 Index Call, Strike Price $1,130, Expires 08/19/16	(59,535)	(207,805)
23	Russell 2000 Index Call, Strike Price $1,220, Expires 08/31/16	(39,735)	(45,770)
36	Russell 2000 Index Call, Strike Price $1,230, Expires 09/16/16	(71,885)	(71,280)
20	Russell 2000 Index Call, Strike Price $1,230, Expires 09/30/16	(48,149)	(50,400)
28	Russell 2000 Index Call, Strike Price $1,240, Expires 09/16/16	(45,429)	(40,264)
25	S&P 500 Index Call, Strike Price $2,025, Expires 08/19/16	(104,811)	(370,625)
12	S&P 500 Index Call, Strike Price $2,175, Expires 08/31/16	(30,342)	(27,600)
48	S&P 500 Index Call, Strike Price $2,190, Expires 09/16/16	(123,566)	(101,280)

	Total Written Options	$(836,073)	$(2,227,995)

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	All or portion of this security is segregated to cover for written options.

NASDAQ - National Association of Securities Dealers Automated Quotations.

S&P - Standard and Poor’s

See accompanying notes to schedule of investments.

TCW | Gargoyle Hedged Value Fund
Investments by Industry (Unaudited)	July 31, 2016

Industry	Percentage of Net Assets
Information Technology	19.6%
Health Care	17.1
Industrials	15.3
Consumer Discretionary	14.9
Financials	11.2
Energy	10.6
Telecommunication Services	6.8
Materials	5.7
Consumer Staples	2.8

Total	104.0%

See accompanying notes to schedule of investments.

TCW | Gargoyle Dynamic 500 Fund
Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Mutual Funds	Value
	Mutual Funds (101.9%)
6,020	SPDR S&P 500 ETF Trust (1)	$1,307,243

	Total Mutual Funds (Cost: $1,257,084) (101.9%)	1,307,243

	Total Investments (Cost: $1,257,084) (101.9%)	1,307,243

	Liabilities in Excess of Other Assets (-1.9%)	(24,456)

	Net Assets (100.0%)	$1,282,787

Written Options - Exchange Traded

Number of Contracts	Description	Premiums (Received)	Value
1	S&P 500 Index Call, Strike Price $2,175, Expires 08/31/16	$(2,519)	$(2,300)
7	S&P 500 Index Call, Strike Price $2,175, Expires 09/16/16	(20,289)	(21,000)

	Total Written Options	$(22,808)	$(23,300)

(1)	All or portion of this security is segregated to cover for written options.

Notes to the Schedule of Investments:

ETF - Exchange Traded Fund

S&P - Standard and Poor’s

SPDR- Standard and Poor’s Depositary Receipt

See accompanying notes to schedule of investments.

TCW | Gargoyle Dynamic 500 Fund
Investments by Industry (Unaudited)	July 31, 2016

Industry	Percentage of Net Assets
Mutual Funds	101.9%

Total	101.9%

See accompanying notes to schedule of investments.

TCW | Gargoyle Systematic Value Fund
Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Consumer Discretionary (13.4%)
215	AMC Networks, Inc., Class A (1)	$11,902
210	Dillard’s, Inc., Class A	14,213
1,079	Ford Motor Co.	13,660
354	GameStop Corp., Class A	10,956
357	General Motors Co.	11,260
447	Goodyear Tire & Rubber Co. (The)	12,816
363	Liberty Global PLC, Class A (1)	11,511
363	Michael Kors Holdings, Ltd. (1)	18,774
857	News Corp., Class A	11,115
143	PVH Corp.	14,452
1,560	Staples, Inc.	14,492
313	Viacom, Inc., Class B	14,232

	Total Consumer Discretionary	159,383

	Consumer Staples (1.4%)
736	Pilgrim’s Pride Corp.	17,112

	Energy (9.8%)
538	Antero Resources Corp. (1)	14,090
540	EnLink Midstream LLC	8,332
459	FMC Technologies, Inc. (1)	11,649
412	National Oilwell Varco, Inc.	13,328
357	Oceaneering International, Inc.	9,953
999	QEP Resources, Inc.	18,182
136	Tesoro Corp.	10,356
346	Western Refining, Inc.	7,214
932	Whiting Petroleum Corp. (1)	6,869
341	World Fuel Services Corp.	16,232

	Total Energy	116,205

	Financials (13.9%)
591	Assured Guaranty, Ltd.	15,833
369	CIT Group, Inc.	12,753
43	Everest RE Group, Ltd.	8,128
339	Hartford Financial Services Group, Inc. (The)	13,509
50	Intercontinental Exchange, Inc.	13,210
294	Legg Mason, Inc.	10,037
870	Leucadia National Corp.	15,886
1,643	MGIC Investment Corp. (1)	11,813
828	Old Republic International Corp.	16,047
1,098	Radian Group, Inc.	14,164
168	Reinsurance Group of America, Inc.	16,674
382	Voya Financial, Inc.	9,791

See accompanying notes to schedule of investments.

TCW | Gargoyle Systematic Value Fund
Schedule of Investments (Unaudited) (Continued)	July 31, 2016

Number of Shares	Common Stock	Value
	Financials (Continued)
418	Waddell & Reed Financial, Inc., Class A	$7,633

	Total Financials	165,478

	Health Care (18.6%)
139	AbbVie, Inc.	9,206
60	Allergan PLC (1)	15,177
414	Baxter International, Inc.	19,880
54	Biogen, Inc. (1)	15,656
534	Community Health Systems, Inc. (1)	6,819
497	Endo International PLC (1)	8,628
146	Gilead Sciences, Inc.	11,603
759	Horizon Pharma PLC (1)	14,641
194	LifePoint Health, Inc. (1)	11,481
228	Mallinckrodt PLC (1)	15,354
291	Merck & Co., Inc.	17,070
257	Molina Healthcare, Inc. (1)	14,600
300	Mylan NV (1)	14,037
313	Myriad Genetics, Inc. (1)	9,697
105	Perrigo Co. PLC	9,596
490	Tenet Healthcare Corp. (1)	14,999
102	United Therapeutics Corp. (1)	12,343

	Total Health Care	220,787

	Industrials (12.7%)
581	Colfax Corp. (1)	17,058
269	Eaton Corp. PLC	17,057
400	HD Supply Holdings, Inc. (1)	14,476
1	Hertz Global Holdings, Inc. (1)	29
119	Huntington Ingalls Industries, Inc.	20,537
172	ManpowerGroup, Inc.	11,937
297	Spirit AeroSystems Holdings, Inc., Class A (1)	12,884
578	Trinity Industries, Inc.	13,415
277	United Continental Holdings, Inc. (1)	12,989
200	United Rentals, Inc. (1)	15,934
506	USG Corp. (1)	14,249

	Total Industrials	150,565

	Information Technology (17.0%)
132	Apple, Inc.	13,756
1,667	Brocade Communications Systems, Inc.	15,503
562	Cree, Inc. (1)	16,073
585	eBay, Inc. (1)	18,229
150	F5 Networks, Inc. (1)	18,513

See accompanying notes to schedule of investments.

TCW | Gargoyle Systematic Value Fund
Schedule of Investments (Unaudited) (Continued)	July 31, 2016

Number of Shares	Common Stock	Value
	Information Technology (Continued)
272	First Solar, Inc. (1)	$12,697
1,385	Flextronics International, Ltd. (1)	17,548
130	HP, Inc.	1,821
609	Jabil Circuit, Inc.	12,393
957	Micron Technology, Inc. (1)	13,149
532	Rackspace Hosting, Inc. (1)	12,465
432	Seagate Technology PLC	13,837
304	Western Digital Corp.	14,443
1,481	Xerox Corp.	15,254
112	Zebra Technologies Corp., Class A (1)	5,937

	Total Information Technology	201,618

	Materials (6.3%)
102	Dow Chemical Co. (The)	5,474
162	LyondellBasell Industries NV, Class A	12,192
494	Mosaic Co. (The)	13,338
500	Newmont Mining Corp.	22,000
120	Reliance Steel & Aluminum Co.	9,413
261	Westlake Chemical Corp.	11,938

	Total Materials	74,355

	Telecommunication Services (5.3%)
577	CenturyLink, Inc.	18,141
265	Level 3 Communications, Inc. (1)	13,409
551	Telephone & Data Systems, Inc.	17,351
250	Verizon Communications, Inc.	13,853

	Total Telecommunication Services	62,754

	Utilities (1.5%)
1,250	NRG Energy, Inc.	17,300

	Total Common Stock (Cost: $1,269,401) (99.9%)	1,185,557

	Total Investments (Cost: $1,269,401) (99.9%)	1,185,557

	Excess of Other Assets over Liabilities (0.1%)	1,690

	Net Assets (100.0%)	$1,187,247

(1)	Non-income producing security.

See accompanying notes to schedule of investments.

TCW | Gargoyle Systematic Value Fund
Investments by Industry (Unaudited)	July 31, 2016

Industry	Percentage of Net Assets
Health Care	18.6%
Information Technology	17.0
Financials	13.9
Consumer Discretionary	13.4
Industrials	12.7
Energy	9.8
Materials	6.3
Telecommunication Services	5.3
Utilities	1.5
Consumer Staples	1.4

Total	99.9%

See accompanying notes to schedule of investments.

TCW High Dividend Equities Long/Short Fund
Schedule of Investments (Unaudited)	July 31, 2016

Number of Shares	Common Stock	Value
	Consumer Discretionary (2.2%)
1,052	MDC Holdings, Inc.	$27,689

	Consumer Staples (18.8%)
1,000	Altria Group, Inc.	67,700
1,181	Coca-Cola Co. (The)	51,527
788	ConAgra Foods, Inc.	36,847
449	CVS Health Corp.	41,631
288	Kraft Heinz Co. (The)	24,880
188	Wal-Mart Stores, Inc.	13,718

	Total Consumer Staples	236,303

	Energy (7.9%)
432	ConocoPhillips	17,634
234	EQT Midstream Partners LP	18,676
650	Kinder Morgan, Inc.	13,215
666	Occidental Petroleum Corp.	49,770

	Total Energy	99,295

	Financials (17.8%)
395	Chubb Ltd.	49,478
2,158	Golub Capital BDC, Inc.	41,088
226	M&T Bank Corp.	25,891
761	Progressive Corp. (The)	24,740
2,126	TPG Specialty Lending, Inc.	37,311
612	U.S. Bancorp	25,808
399	Wells Fargo & Co.	19,140

	Total Financials	223,456

	Health Care (5.1%)
231	Amgen, Inc.	39,739
283	Cardinal Health, Inc.	23,659

	Total Health Care	63,398

	Industrials (8.1%)
164	Macquarie Infrastructure Corp.	12,571
1,065	Nielsen Holdings PLC	57,361
627	Republic Services, Inc.	32,140

	Total Industrials	102,072

	Information Technology (1.6%)
122	International Business Machines Corp.	19,596

	Real Estate Investment Trust (REIT) (10.5%)
2,807	Colony Capital, Inc., Class A	49,908

See accompanying notes to schedule of investments.

TCW High Dividend Equities Long/Short Fund
Schedule of Investments (Unaudited) (Continued)	July 31, 2016

Number of Shares	Common Stock	Value
	Real Estate Investment Trust (REIT) (Continued)
60	Equinix, Inc.	$22,372
517	Seritage Growth Properties	25,881
149	Simon Property Group, Inc.	33,829

	Total Real Estate Investment Trust (REIT)	131,990

	Telecommunication Services (5.5%)
1,235	Verizon Communications, Inc. (1)	68,431

	Utilities (2.2%)
215	NextEra Energy, Inc.	27,582

	Total Common Stock (Cost: $931,362) (79.7%)	999,812

Number of Contracts	Options	Value
	Purchased Options (1.4%)
100	Ares Capital Corp. Call, Strike Price $15, Expires 01/19/18	$5,500
4	Bristol-Myers Squibb Co. Call, Strike Price $73, Expires 01/20/17	2,280
27	Greenhill & Co., Inc. Call, Strike Price $20, Expires 12/16/16	4,117
19	Pfizer, Inc. Call, Strike Price $37, Expires 01/20/17	2,698
3	SPDR S&P 500 ETF Trust Put, Strike Price $209, Expires 09/16/16	480
5	United Technologies Corp. Call, Strike Price $105, Expires 01/20/17	3,200

	Total Purchased Options (Cost: $21,668)	18,275

	Total Investments Before Investments Sold Short (Cost: $953,030) (81.1%)	1,018,087

Number of Shares	Securities Sold Short	Value
	Consumer Discretionary (-2.5%)
(750)	American Eagle Outfitters, Inc.	$(13,440)
(500)	Bob Evans Farms, Inc.	(18,390)

	Total Consumer Discretionary	(31,830)

	Consumer Staples (-2.6%)
(351)	Hormel Foods Corp.	(13,110)
(216)	Sanderson Farms, Inc.	(18,919)

	Total Consumer Staples	(32,029)

	Energy (-1.5%)
(588)	National Oilwell Varco, Inc.	(19,022)

	Finance (-1.8%)
(60)	BlackRock, Inc.	(21,975)

See accompanying notes to schedule of investments.

TCW High Dividend Equities Long/Short Fund
Schedule of Investments (Unaudited) (Continued)	July 31, 2016

Number of Shares	Securities Sold Short	Value
	Health Care (-0.5%)
(130)	Medidata Solutions, Inc. (2)	$(6,909)

	Information Technology (-1.1%)
(234)	Teradata Corp. (2)	(6,641)
(103)	VMware, Inc., Class A (2)	(7,517)

	Total Information Technology	(14,158)

	Mutual Funds (-4.0%)
(599)	Industrial Select Sector SPDR Fund	(34,766)
(135)	Powershares QQQ Trust, Series 1	(15,556)

	Total Mutual Funds	(50,322)

	Total Securities Sold Short (Cost: $(164,552)) (-14.0%)	(176,245)

	Total Investments Net of Securities Sold Short (Cost: $788,478) (67.1%)	841,842

	Excess of Other Assets over Liabilities (32.9%)	413,296

	Net Assets (100.0%)	$1,255,138

(1)	All or portion of this security is segregated to cover for written options.
(2)	Non-income producing security.

ETF - Exchange Traded Fund

S&P - Standard and Poor’s

SPDR - Standard and Poor’s Depositary Receipt

See accompanying notes to schedule of investments.

TCW High Dividend Equities Long/Short Fund
Investments by Industry (Unaudited)	July 31, 2016

Industry	Percentage of Net Assets
Consumer Staples	18.8%
Financials	17.8
Real Estate Investment Trust (REIT)	10.5
Industrials	8.1
Energy	7.9
Telecommunication Services	5.5
Health Care	5.1
Utilities	2.2
Consumer Discretionary	2.2
Information Technology	1.6
Purchased Options	1.4

Total	81.1%

Securities Sold Short
Industry	Percentage of Net Assets
Health Care	(0.5%)
Information Technology	(1.1)
Energy	(1.5)
Financials	(1.8)
Consumer Discretionary	(2.5)
Consumer Staples	(2.6)
Mutual Funds	(4.0)

Total	(14.0%)

See accompanying notes to schedule of investments.

TCW Alternative Funds
Notes to Schedule of Investments (Unaudited)	July 31, 2016

Note 1 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the TCW Alternative Funds (the “Funds”) in the preparation of their financial statements.

Security Valuations: Securities listed or traded on the New York and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ Stock Market are valued using official closing prices as reported by NASDAQ. Exchange traded derivatives are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options, swaps and futures.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the TCW Investment Management Company (the “Adviser”) that prices received are not reflective of a security’s market value, are valued by the Adviser in good faith under procedures established by and under the general supervision of the Board of Trustees (the “Board”).

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value inputs for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

TCW Alternative Funds
Notes to Schedule of Investments (Unaudited) (Continued)	July 31, 2016

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 or 3 of the fair value hierarchy, depending on the observability of the input. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable.

Options contracts. Exchange listed option contracts traded on securities are fair valued using quoted prices from the applicable exchange; as such, they are categorized in Level 1.

The Funds categorized their investments at Level 1, with the corresponding industries as represented in the Schedule of Investments as of July 31, 2016.

The Funds did not have any transfers in and out of Level 1 of the fair value during the period ended July 31, 2016.

The Funds held no investments or other financial instruments at July 31, 2016, whose fair value was calculated using Level 3 inputs.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, assets, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price. Over the reporting period, the Funds engaged in selling index call options with the objective of partially hedging the stock portfolio, reducing volatility and improving the reward/risk of the portfolio.

TCW Alternative Funds
Notes to Schedule of Investments (Unaudited) (Continued)	July 31, 2016

Note 1 — Significant Accounting Policies (Continued)

Options: The Funds may purchase and sell put and call options on securities or indexes to enhance investment performance and to protect against changes in market prices.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. The Funds may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. The Funds may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Funds hold the security underlying the option, the option premium and any transaction costs will reduce any profit the Funds might have realized had it sold the underlying security instead of buying the put option. The Funds may purchase call options to hedge against an increase in the price of securities that the Funds ultimately want to buy. The Funds may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Funds might have realized had it bought the underlying security at the time it purchased the call option.

The Funds may sell index call options to partially hedge its stock portfolio. The Funds receive premiums for selling these options. However, selling index call options can limit the Funds’ opportunity to profit from an increase in the market value of the stock portfolio to the extent that the index options’ value increases above the sum of the option premium received and the exercise price of the call options.

Options purchased or sold by the Funds may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

Option contracts purchased and written by the Funds and outstanding at the end of the period are listed in the Funds’ Schedule of Investments.

Note 2 — Federal Income Taxes

At July 31, 2016, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

			Net	Cost of
			Unrealized	Investments for
	Unrealized	Unrealized	Appreciation	Federal Income
	Appreciation	(Depreciation)	(Depreciation)	Tax Purposes
TCW | Gargoyle Hedged Value Fund	$5,734,289	$(5,365,860)	$368,429	$50,733,407
TCW | Gargoyle Dynamic 500 Fund	50,159	—	50,159	1,257,084
TCW | Gargoyle Systematic Value Fund	62,489	(146,333)	(83,844)	1,269,401
TCW High Dividend Equities Long/Short Fund	80,057	(15,000)	65,057	953,030

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TCW Alternative Funds

By (Signature and Title)* /s/ David S. DeVito
David S. DeVito, President and Chief Executive Officer
(principal executive officer)

Date 9/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David S. DeVito
David S. DeVito, President and Chief Executive Officer
(principal executive officer)

Date 9/28/2016

By (Signature and Title)* /s/ Richard M. Villa
Richard M. Villa, Treasurer
(principal financial officer)

Date 9/28/2016

*	Print the name and title of each signing officer under his or her signature.